Mar. 29, 2018
Neuberger Berman Advisers Management Trust | Socially Responsive Portfolio
Socially Responsive Portfolio
Neuberger Berman Advisers Management Trust®
Socially Responsive Portfolio
Class I and Class S, Supplement to the Summary Prospectuses and Prospectuses, each dated May 1, 2017, and the Statement of Additional Information dated May 1, 2017, each as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Socially Responsive Fund and Socially Responsive Portfolio (each a “Fund”), effective May 1, 2018. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC at 877-628-2583.

Effective May 1, 2018, the name of each of Neuberger Berman Socially Responsive Fund and Socially Responsive Portfolio will change to Neuberger Berman Sustainable Equity Fund and Sustainable Equity Portfolio, respectively.  Also effective May 1, 2018, the following information supplements and supersedes any contrary information in each Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information.

(1)
For each Fund’s Summary Prospectuses, Prospectuses, and Statement of Additional Information, all references to Neuberger Berman Socially Responsive Fund and Socially Responsive Portfolio are deleted and replaced with Neuberger Berman Sustainable Equity Fund and Sustainable Equity Portfolio, respectively.

(2)	The “Principal Investment Strategies” section in each Fund’s Summary Prospectuses and Prospectuses is deleted and replaced with the following:

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and ESG criteria.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a focus on long term sustainability. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on ESG as defined by best in class operating practices. As part of their focus on quality, the Portfolio Managers look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental, social and governance considerations, including progressive workplace practices and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Please see the Statement of Additional Information for a detailed description of the Fund’s ESG criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days' written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Managers intend to hold only securities selected in accordance with the Fund's ESG criteria.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to the Portfolio Managers’ estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

The date of this supplement is March 29, 2018.

Please retain this supplement for future reference.

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